UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-155153
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 85	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account - G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
January 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on January 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated January 1, 2014
to the following prospectus(es):
Nationwide YourLife® Survivorship VUL prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective January 1, 2014, the following provisions of this prospectus are amended as follows:
1.	For policies with an issue date on or after January 1, 2014, the following Surrender Charge deductions in the In Summary: Fee Tables section have changed.
In Summary: Fee Tables
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Surrender Charge[4]	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$44.16 per $1,000 of Base Policy Specified Amount
Minimum:		$0.78 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Policy Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and a complete surrender of the policy in year one		$21.57 per $1,000 of Base Policy Specified Amount
[4]	The maximum Surrender Charge calculation assumes both Insureds are male; Issue Age 65; tobacco; with Substandard Ratings; Death Benefit Option 1 and a full surrender is taken during the first policy year. The minimum Surrender Charge calculation assumes both Insureds are female; Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; and a full surrender is taken during policy year 15, see Surrender Charge.
VLP-0106AO-2

Supplement dated January 1, 2014
to the following Statement of Additional Information:
Nationwide YourLife® Survivorship VUL Statement of Additional Information dated May 1, 2013
This supplement updates certain information contained in your Statement of Additional Information. Please read it and keep it with your Statement of Additional Information for future reference.
Effective January 1, 2014, the following provisions of this Statement of Additional Information are amended as follows:
1.	For policies with an issue date on or after January 1, 2014, the Maximum Surrender Charge Calculation has changed.
Maximum Surrender Charge Calculation
The maximum Surrender Charge under the policy is calculated as a percentage of the maximum Surrender Charge described in the National Association of Insurance Commissioners Standard Nonforfeiture Law for Life Insurance and is based on the following calculation:
Maximum Surrender Charge = [(A x B + C) – (D - E)] x F x G x H:
Where:
A	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.5% rate of interest. This factor varies with the characteristics of the Insureds;
B	=	125%;
C	=	$10 per $1,000 of Base Policy Specified Amount;
D	=	the guaranteed maximum policy charges and deductions that can be assessed under the policy during the first policy year assuming investment in the fixed account only;
E	=	the average of the guaranteed maximum policy charges and deductions that can assessed under the policy for policy years 2 through 20 assuming investment in the fixed account only;
F	=	a Surrender Charge percentage that varies by the Insureds' Attained Ages, sexes and underwriting classes on the Policy Date or the effective date of an increase in the Base Policy Specified Amount. These percentages range between 49% and 100%; and
G	=	a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge. This percentage is determined based on the characteristics of the Insureds.
H	=	a Surrender Charge reduction percentage that varies by the duration of the policy. These percentages range between 0% and 95%.

Incorporation by Reference
The prospectus supplements dated May 9, 2013, June 14, 2013, August 9, 2013, and October 1, 2013 and the prospectus and statement of additional information and Part C that were effective May 1, 2013, previously filed with the Commission under SEC file No. 333-155153, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on December 4, 2013.
Nationwide VL Separate Account - G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on December 4, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact